Cryptocurrency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Cryptocurrency Abstract
Schedule of Additional Information of Cryptocurrency Mining Operations

	Quantity of Bitcoin	US $ Amounts
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022	—	$—
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	—	—
Realized gain on the sale of cryptocurrency	—	—
Balance March 31, 2023	—	$—

(1)	Since June 30, 2022 the Company has neither received meaningful cryptocurrency awards nor generated meaningful revenue from cryptocurrency mining.

	Quantity of Bitcoin	US$ Amounts
Balance December 31, 2020	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	13.2	517,602
Mining pool operating fees	(0.3)	(10,452)
Proceeds from the sale of cryptocurrency	(19.5)	(575,408)
Realized loss on the sale of cryptocurrency	—	(127,222)
Impairment of cryptocurrencies	—	(107,174)
Balance December 31, 2022 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.